UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin California
Tax-Free Income Fund
August 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended August 31, 2022, the U.S.
economy contracted in 2022’s first and second quarters amid
declines in inventory investment and federal government
spending. Consumer spending slowly expanded, helped by
the reopening of businesses, widespread vaccinations, and
federal assistance programs. Inflation increased during the
six-month period, influenced by pandemic-related supply-
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
To combat high inflation, the U.S. Federal Reserve ended
monthly asset purchases in March 2022 and raised the
federal funds rate by 0.25% in March, 0.50% in May, and by
0.75% in both June and July, for a total of 2.25%, increasing the rate from 0.25% to 2.50% during the period. The Federal
Reserve also stated its intention to continue reducing its U.S.
Treasury, government agency debt and agency mortgage-
backed securities holdings, and it anticipated that ongoing
federal funds rate increases would be appropriate.
During the six-month period ended August 31, 2022,
municipal bonds, as measured by the Bloomberg Municipal
Bond Index, posted a -5.72% cumulative total return,
influenced by high levels of fixed income market volatility, tighter monetary policy and risk-off sentiment that led to
outflows from municipals.
1
Fundamentals remained strong,
however, with many issuers reporting budget surpluses for
2022 as federal government transfers boosted revenues.
Franklin California Tax-Free Income Fund’s semiannual
report includes more detail about municipal bond market
conditions and a discussion from the portfolio managers.
In addition, on our website, franklintempleton.com, you
can find updated commentary by our municipal bond team.
Municipal bonds provide tax-free income and diversification
from equities. Despite periods of volatility, municipal
bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin California Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 7
Financial Highlights and Schedule of Investments 8
Financial Statements 36
Notes to Financial Statements 40
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin California Tax-Free Income Fund
This semiannual report for Franklin California Tax-Free
Income Fund covers the period ended August 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $7.44 on February 28, 2022, to
$6.82 on August 31, 2022. The Fund’s Class A shares paid
dividends totaling 10.4686 cents per share for the reporting period.

The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.05%, based on an
annualization of August’s 1.8047 cents per share monthly
dividend and the maximum offering price of $7.09 on August
31, 2022. An investor in the 2022 maximum combined
effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to
earn a distribution rate of 6.50% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the six months ending August 31, 2022, multi-decade
high inflation continued throughout much of the period as
a strong U.S. job market and ample consumer savings
pushed demand beyond the ability of businesses to increase
supply. In response, the U.S. Federal Reserve (Fed) began
increasing short-term interest rates at a pace not seen
since the 1980s, leading U.S. Treasury (UST) yields to
move much higher over the period. Recessionary concerns
began to emerge as the market debated whether the Fed
could engineer a soft landing that would bring inflation down without causing a severe economic contraction.
The municipal bond (muni) market saw one of its worst starts to a new year in 2022. High levels of fixed income market
volatility, a general risk-off shift in sentiment, and poor
performance caused significant year-to-date outflows from
muni retail vehicles, leading market technical conditions to worsen. So far this year, net issuance has been limited and
lags well behind the same period in 2021. Fundamentals
remained strong, however, with many issuers reporting
surpluses for 2022 as federal government transfers bolstered revenues.
For the six-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a -8.84% total
return for the period.
3
Investment-grade munis, as measured
by the Bloomberg Municipal Bond Index, posted a -5.72%
total return, and USTs, as measured by the Bloomberg U.S.
Treasury Index, posted a -7.63% total return.
3
In contrast,
investment-grade corporate bonds, as measured by the
Bloomberg U.S. Corporate Bond Index, posted a -9.41%
total return.

State Update
During the six-month period, California’s large and
diverse economy, with its recent trend of strong revenue
performance and use of surplus funds to build reserves,
has enabled the state to deal with economic and fiscal
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
challenges due to COVID-19. California’s unemployment
rate began the period at 5.3% and ended at 4.1%, compared
with the 3.7% national rate. State revenue growth has been
strong as tax collections in recent years have exceeded
projections, and budgets for the 2022 and 2023 fiscal
years featured large amounts of one-time spending while
maintaining healthy levels of reserves. California’s net tax-
supported debt was $2,458 per capita and 3.2% of personal
income, compared with the $1,179 and 2.1% national
medians, respectively.

Independent credit rating agency
Moody’s Investors Service assigned California’s general
obligations bonds’ an Aa2 rating with a stable outlook.
5
The
rating reflected Moody’s view of the state’s large and diverse economy, healthy budget reserves and strong liquidity.
Moody’s also noted challenges, including high revenue
volatility given the state’s disproportionate dependence
on income taxes, constrained flexibility to adjust spending
and raise revenue, and above-average debt and fixed cost
burdens.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 10 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/22
% of Total
Investments*
Transportation 23.56%
Refunded 15.90%
Local 11.88%
Utilities 9.63%
Health Care 8.49%
Housing 8.20%
Education 8.01%
State General Obligation 4.37%
Special Tax 3.90%
Industrial Dev. Revenue and Pollution Control 2.80%
Lease 2.22%
Other Revenue Bonds 1.04%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2022
Franklin California Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -6.95% -10.44%
1-Year -10.37% -13.74%
5-Year +5.24% +0.26%
10-Year +28.81% +2.17%
Advisor
6-Month -6.85% -6.85%
1-Year -10.18% -10.18%
5-Year +6.39% +1.25%
10-Year +30.78% +2.72%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 3.05% 6.50% 2.79% 5.95%
Advisor 3.45% 7.36% 3.17% 6.76%
See page 6 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The price of debt securities generally falls as inflation increases, and debt securities that pay a fixed rather than variable interest rate are more vulnerable to inflation risk. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The manager’s portfolio selection strategy is not solely based on environmental, social and governance (ESG) consider-
ations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/20/22 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–8/31/22)
Share Class
Net Investment
Income
A $0.104686
A1 $0.110043
C $0.090638
R6 $0.114744
Advisor $0.113501
Total Annual Operating Expenses
8
Share Class
A 0.75%
Advisor 0.50%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/22
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1
Ending
Account
Value 8/31/22
Expenses
Paid During
Period
3/1/22–8/31/22
1
a
Net
Annualized
Expense
Ratio
A $1,000 $930.50 $3.73 $1,021.34 $3.91 0.77%
A1 $1,000 $931.20 $2.99 $1,022.11 $3.13 0.62%
C $1,000 $928.40 $5.67 $1,019.33 $5.94 1.17%
R6 $1,000 $931.70 $2.33 $1,022.79 $2.44 0.48%
Advisor $1,000 $931.50 $2.52 $1,022.60 $2.64 0.52%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended March 31,
Year Ended
March 31,
2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $7.44 $7.71 $7.50 $7.44 $7.27
Income from investment operations
c
:
Net investment income
d
......................... 0.11 0.18 0.22 0.22 0.14
Net realized and unrealized gains (losses) ........... (0.63) (0.28) 0.20 0.08 0.15
Total from investment operations .................... (0.52) (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income .......................... (0.10) (0.17) (0.21) (0.24) (0.12)
Net asset value, end of period ...................... $6.82 $7.44 $7.71 $7.50 $7.44
Total return
e
................................... (6.95)% (1.30)% 5.66% 3.98% 4.11%
Ratios to average net assets
f
Expenses
g
.................................... 0.77% 0.75% 0.75% 0.76% 0.76%
Net investment income ........................... 3.06% 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of period (000’s) .................... $2,193,275 $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ............................ 22.56% 19.33% 14.41% 15.74% 14.12%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to March 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $7.43 $7.70 $7.49 $7.43 $7.31 $7.38 $7.59
Income from investment
operations
b
:
Net investment income
c
. 0.11 0.19 0.23 0.24 0.26 0.26 0.27
Net realized and
unrealized gains (losses) (0.62) (0.27) 0.20 0.07 0.12 (0.06) (0.22)
Total from investment
operations ............. (0.51) (0.08) 0.43 0.31 0.38 0.20 0.05
Less distributions from:
Net investment income .. (0.11) (0.19) (0.22) (0.25) (0.26) (0.27) (0.26)
Net asset value, end of
period ................ $6.81 $7.43 $7.70 $7.49 $7.43 $7.31 $7.38
Total return
d
........... (6.88)% (1.17)% 5.83% 4.14% 5.34% 2.66% 0.68%
Ratios to average net
assets
e
Expenses ............. 0.62%
f
0.59%
f
0.60%
f
0.61%
f
0.60%
f
0.59% 0.59%
Net investment income ... 3.22% 2.68% 2.97% 3.12% 3.54% 3.53% 3.54%
Supplemental data
Net assets, end of period
(000’s) ............... $8,738,702 $10,201,944 $11,084,478 $11,448,334 $11,824,206 $12,154,752 $12,425,129
Portfolio turnover rate .... 22.56% 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $7.41 $7.69 $7.47 $7.41 $7.30 $7.36 $7.58
Income from investment
operations
b
:
Net investment income
c
. 0.09 0.15 0.19 0.20 0.22 0.22 0.23
Net realized and
unrealized gains (losses) (0.62) (0.28) 0.21 0.07 0.11 (0.06) (0.23)
Total from investment
operations ............. (0.53) (0.13) 0.40 0.27 0.33 0.16 —
Less distributions from:
Net investment income .. (0.09) (0.15) (0.18) (0.21) (0.22) (0.22) (0.22)
Net asset value, end of
period ................ $6.79 $7.41 $7.69 $7.47 $7.41 $7.30 $7.36
Total return
d
........... (7.16)% (1.80)% 5.40% 3.57% 4.63% 2.23% (0.02)%
Ratios to average net
assets
e
Expenses ............. 1.17%
f
1.15%
f
1.16%
f
1.16%
f
1.16%
f
1.15% 1.14%
Net investment income ... 2.67% 2.13% 2.42% 2.57% 2.98% 2.97% 2.99%
Supplemental data
Net assets, end of period
(000’s) ............... $570,977 $723,593 $1,018,197 $1,118,612 $1,124,954 $1,527,772 $1,659,070
Portfolio turnover rate .... 22.56% 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended March 31,
Year Ended
March 31,
2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.42 $7.69 $7.48 $7.42 $7.30 $7.46
Income from investment operations
c
:
Net investment income
d
............. 0.12 0.20 0.24 0.25 0.27 0.18
Net realized and unrealized gains (losses) (0.63) (0.28) 0.20 0.07 0.12 (0.18)
Total from investment operations ........ (0.51) (0.08) 0.44 0.32 0.39 —
Less distributions from:
Net investment income .............. (0.11) (0.19) (0.23) (0.26) (0.27) (0.16)
Net asset value, end of period .......... $6.80 $7.42 $7.69 $7.48 $7.42 $7.30
Total return
e
....................... (6.83)% (1.05)% 5.97% 4.28% 5.45% (0.05)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.47% 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by
affiliates .......................... 0.48%
g
0.47%
g,h
0.47%
g,h
0.46%
g
0.46%
g
0.48%
Net investment income ............... 3.35% 2.81% 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $284,784 $345,058 $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate ................ 22.56% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2022
(unaudited)
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $7.42 $7.69 $7.48 $7.42 $7.30 $7.36 $7.58
Income from investment
operations
b
:
Net investment income
c
. 0.12 0.20 0.24 0.24 0.26 0.27 0.28
Net realized and
unrealized gains (losses) (0.63) (0.28) 0.20 0.08 0.13 (0.06) (0.23)
Total from investment
operations ............. (0.51) (0.08) 0.44 0.32 0.39 0.21 0.05
Less distributions from:
Net investment income .. (0.11) (0.19) (0.23) (0.26) (0.27) (0.27) (0.27)
Net asset value, end of
period ................ $6.80 $7.42 $7.69 $7.48 $7.42 $7.30 $7.36
Total return
d
........... (6.85)% (1.08)% 5.94% 4.24% 5.44% 2.89% 0.65%
Ratios to average net
assets
e
Expenses ............. 0.52%
f
0.50%
f
0.51%
f
0.51%
f
0.51%
f
0.50% 0.49%
Net investment income ... 3.32% 2.78% 3.06% 3.22% 3.63% 3.62% 3.64%
Supplemental data
Net assets, end of period
(000’s) ............... $2,296,851 $2,619,688 $2,498,587 $1,888,402 $1,641,388 $1,572,721 $1,463,633
Portfolio turnover rate .... 22.56% 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.8%
California 99.0%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,035,148
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 29,557,679
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 15,685,930
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 31,311,727
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,957,816
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,595,361
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,373,742
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,436,126
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,198,676
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,236,443
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 44,619,296
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 35,550,652
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,410,980
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,193,806
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,703,123
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,013,294
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 19,916,049
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,634,842
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 24,896,835
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 15,954,047
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,069,088
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,593,502
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,121,755
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,245,593
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 6,933,102
Bay Area Toll Authority ,
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 66,722,916
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 89,260,000 88,654,603
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 67,000,000 64,894,337
Revenue, 2019 S-8, Pre-Refunded, 5%, 4/01/56 ........................... 25,000,000 28,995,183
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 11,355,427
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,746,557
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 4,841,291
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,577,767
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,868,048
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,769,556
a
California Community Choice Financing Authority , Revenue , 2022 A-1 , Mandatory Put ,
4% , 8/01/28 ...................................................... 100,000,000 101,781,960
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 893,949
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,181,060
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,676,839
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 26,515,000 23,687,944
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 6,250,284

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ $ 59,855,000 $ 40,955,832
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 20,450,000 16,303,280
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 33,551,665
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 32,088,140
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 11,719,990
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 26,059,771
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 78,990,000 5,099,349
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 785,000 810,899
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,314,965
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 3,640,000 3,694,145
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,109,103
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,880,831
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 130,000 129,461
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,346,756
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,783,672
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 473,046
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 529,563
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 618,919
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 97,875
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 353,081
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 603,888
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 531,334
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 789,348
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 616,862
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 821,925
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,310,263
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 970,000 1,003,718
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 5,390,000 5,391,611
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,211,721
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,249,999
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,291,362
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,697,529
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,367,137
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 441,961
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 10,312,189
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 519,585
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 438,866
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 448,979
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 481,986
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 540,949
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 7,000,000 8,236,348
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 5,000,000 6,059,707
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,886,548
Leland Stanford Junior University (The), Revenue, U-7, 5%, 6/01/46 ............ 5,725,000 6,782,226
Leland Stanford Junior University (The), Revenue, V-2, Refunding, 5%, 4/01/51 ... 10,000,000 11,898,679
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,595,877
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,757,244
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,321,449

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 $ 4,120,000 $ 3,415,287
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,361,504
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,584,906
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,334,272
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 3,655,000 3,118,419
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 16,094,841
c
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,930,557
c
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 15,500,000 15,790,247
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 10,666,552
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 10,643,954
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 666,625
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 661,447
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 658,449
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,009,719
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 503,092
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 140,000 140,482
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,043,602
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 3,900,000 3,912,325
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/51 ........................................................ 5,000,000 5,414,956
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 18,120,000 18,588,475
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,118,108
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,553,126
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,610,961
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 . 6,600,000 6,528,494
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 8,650,000 8,520,501
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 10,075,000 9,799,233
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,164,653
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,561,462
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 13,076,640
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 24,613,680
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 395,000,000 376,731,527
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 14,228,105
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 13,572,483
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 23,199,158
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,691,353
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,654,317
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 842,638
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 2,375,000 2,465,516
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 850,000 880,108
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,312,253
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,060,328

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ $ 1,450,000 $ 1,533,504
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,222,261
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... 20,000,000 21,475,832
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 88,295,000 92,401,980
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 40,625,303
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 26,810,000 25,459,446
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,390,914
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,012,208 48,177,428
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,590,624 14,471,112
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,897,149 4,564,667
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 20,048,017
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,681,415
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,335,826
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,051,823
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 10,932,885
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,166,770
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,769,392
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,570,495
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
2.02%, 8/01/24 .................................................. 26,900,000 26,555,901
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 38,220,000 40,715,009
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 792,420
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 793,189
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 897,380
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,463,326
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,900,158
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,800,918
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 14,435,503
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 9,443,861
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 13,194,973
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 56,570,580
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 15,242,606
California Municipal Finance Authority ,
c
Revenue, 2022, California Mortgage Insured, 5%, 5/15/52 ................... 17,775,000 19,140,643
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 70,957,312
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 25,014,463
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 10,257,135
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,157,008
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 2,066,943

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. $ 10,375,000 $ 9,770,743
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,618,015
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 10,213,052
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 517,191
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 419,711
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 426,186
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 540,049
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 436,807
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 660,592
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 774,932
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/46 ............................................ 15,000,000 15,930,511
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 5,797,177
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 21,767,352
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,512,833
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,000,506
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 957,671
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,049,591
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,118,249
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,212,190
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 402,130
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 849,077
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 911,213
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 5,239,976
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,078,304
b
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 22,510,000 20,866,628
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,522,373
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 24,364,745
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,759,750
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,141,668
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 17,400,000 17,735,597
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 62,774,039
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,647,446
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 8,693,734
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,808,473
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 20,393,517
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 34,600,047
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,632,427
California Pollution Control Financing Authority ,
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 9,155,000 9,228,478
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,291,410
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 995,000 1,058,739
b
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,355,258
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,283,975
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,876,157
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 415,849
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 307,175

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... $ 525,000 $ 477,761
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 686,749
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 1,025,029
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 1,875,000 1,905,298
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 300,000 301,654
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 426,396
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 575,675
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 731,868
California State Public Works Board ,
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. 16,520,000 16,596,617
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 41,069,924
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,639,251
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,453,948
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... 5,000,000 5,472,623
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,707,695
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,539,524
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 31,445,534
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 67,725,441
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 21,845,376
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 18,361,328
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 12,395,000 13,415,247
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 18,785,371
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 84,793,814
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 170,000 170,407
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,654,120
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 69,437,066
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... 7,980,000 8,449,307
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,668,780
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,173,234
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,277,788
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,399,539
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,062,687
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.125%, 11/15/35 .................................. 2,000,000 2,066,387
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.375%, 11/15/44 .................................. 7,250,000 7,512,020
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,811,731
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 35,279,340
GO, B, 2%, 8/01/23 ................................................ 1,000,000 996,162
GO, B, 2%, 8/01/24 ................................................ 1,000,000 987,910

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... $ 15,630,000 $ 17,752,681
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,677,808
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/23 ................................................ 14,400,000 14,758,583
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,762,361
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 28,610,321
Charter Oak Unified School District , GO , 2015 A , Pre-Refunded , AGMC Insured , 5% ,
8/01/40 ......................................................... 5,000,000 5,359,843
Chico Unified School District , GO , 2012 A , Pre-Refunded , 5% , 8/01/43 ...........
8,000,000 8,198,478
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,563,808
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 882,716
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,078,036
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 16,931,118
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,647,581
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 578,823
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,303,482
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 770,369
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 799,466
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 994,068
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,358,520
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 701,361
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,318,951
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 492,901
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 426,772
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,612,556
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,656,260
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,294,665
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,572,980
d
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 968,428
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 270,475
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 146,834
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 286,357
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,843,620
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 23,750,000 26,015,050
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 31,500,000 32,456,822
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 12,988,999
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 41,000,000 42,195,281
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 6,105,000 6,291,999

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... $ 59,975,000 $ 62,178,218
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,468,691
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 10,054,228
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 34,680,000 35,968,650
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 16,090,675
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,350,356
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 32,670,000 34,916,660
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 43,655,000 46,343,253
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 10,000,000 10,423,241
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 11,660,021
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/36 ............. 11,000,000 12,190,395
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 11,925,000 13,141,005
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 15,265,000 16,786,566
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 21,775,000 22,753,159
Department of Airports, Revenue, 2021 D, Refunding, 5%, 5/15/37 ............. 11,225,000 12,064,790
Department of Airports, Revenue, 2021 D, Refunding, 5%, 5/15/46 ............. 25,660,000 26,970,148
Department of Airports, Revenue, 2022 A, 5%, 5/15/45 ...................... 10,000,000 10,550,925
Department of Airports, Revenue, 2022 G, 4%, 5/15/42 ..................... 16,575,000 15,743,651
Department of Airports, Revenue, 2022 G, 4%, 5/15/47 ..................... 11,325,000 10,593,303
Department of Airports, Revenue, 2022 G, 5%, 5/15/47 ..................... 51,170,000 53,775,546
Department of Airports, Revenue, 2022 G, 5%, 5/15/52 ..................... 5,050,000 5,314,756
Department of Airports, Revenue, 2022 H, 5%, 5/15/42 ..................... 8,420,000 8,980,716
Department of Airports, Revenue, 2022 H, 5.25%, 5/15/47 ................... 22,000,000 23,707,350
Department of Airports, Revenue, 2022 H, 5.5%, 5/15/47 .................... 23,000,000 25,422,811
Department of Airports, Revenue, 2022 H, 5%, 5/15/52 ..................... 5,080,000 5,346,329
Department of Airports, Revenue, 2022 I, 5%, 5/15/41 ...................... 1,350,000 1,497,485
Department of Airports, Revenue, 2022 I, 5%, 5/15/42 ...................... 1,360,000 1,500,972
Department of Airports, Revenue, 2022 I, 4%, 5/15/48 ...................... 2,000,000 1,954,994
Department of Airports, Revenue, 2022 I, 5%, 5/15/48 ...................... 22,750,000 24,773,232
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,055,799
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,000,000 9,471,791
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 25,803,163
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 12,170,652
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 304,073
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 95,399
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 488,843
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,315,000 872,396
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 368,478
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 366,895
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,336,361
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 504,382
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 595,988
c
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 404,286
c
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 643,527
c
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 827,586
c
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 800,203

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... $ 7,500,000 $ 7,912,961
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 21,825,032
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,712,048
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,808,701
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 26,541,938
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,011
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,377,481
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 20,803,936
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,857,734
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 520,942
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,282,770
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 3,041,717
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/35 ................
3,100,000 3,531,663
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,700,979
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,585,351
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,167,283
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/35 .................. 1,420,000 1,532,405
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 450,702
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 386,012
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 442,316
b
CMFA Special Finance Agency ,
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ 26,500,000 22,252,821
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 6,395,533
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 48,920,618
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 68,093,118
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 24,652,116
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,207,234
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,638,731
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,400,254
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,493,368
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 3,840,532
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 13,979,115
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 6,646,057
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,281,291
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,259,216
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,482,052
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,300,894
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,257,928
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,385,915
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 21,486,124

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... $ 1,870,000 $ 1,882,903
c
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,386,065
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... 2,100,000 2,188,053
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 3,400,000 3,509,403
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 4,200,000 4,318,065
County of Riverside ,
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 25,663,731
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,600,195
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,461,634
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,590,129
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 299,913
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 289,427
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 8,287,051
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,390,407
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 9,310,541
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 11,602,430
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 9,022,842
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,900,000 17,151,671
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 5,383,899
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 5,250,640
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 15,997,784
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 11,846,321
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 41,100,000 31,879,470
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 32,795,790
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,248,649
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 20,135,000 17,489,708
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 44,465,000 32,887,999
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 6,241,539
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 13,379,411
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,111,218
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 28,835,621
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 4,306,343
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 28,208,646
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 10,276,280
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,611,065
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 11,038,950
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,018,732
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 20,023,785
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,874,316
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 556,256
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 598,726
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,502,716
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,444,535
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,544,131
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,837,904
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 9,076,860
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,424,374

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
East Bay Municipal Utility District, (continued)
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ $ 11,700,000 $ 12,854,665
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,681,166
a
Revenue, 2021 B, Refunding, Mandatory Put, 1.77%, 7/01/24 ................ 7,500,000 7,435,921
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,495,830
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,950,785
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,417,824
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 32,161,808
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,583,545
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 2,830,598
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,040,240 900,101
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,055,101
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,287,467
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 319,966,960
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 199,323,680
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 37,807,998
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 40,317,455
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 22,704,780
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 40,613,714
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 27,887,417
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 50,547,991
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 105,666,540
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 69,770,438
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,502,162
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,582,380
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,418,674
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,741,614
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 29,862,931
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 16,530,526
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,301,121
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,193,213
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,124,049
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 2,988,894
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,847,259
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,038,950
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,175,241
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,725,934
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,957,438
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A , Pre-
Refunded , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,564,917
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
12,860,000 10,065,127
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 2,850,000 2,855,381
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 95,490,000 102,063,856
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 27,035,000 28,933,444
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 308,395,000 330,051,021
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 28,340,000 32,171,727
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 219,514

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden Valley Unified School District Financing Authority, (continued)
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ $ 500,000 $ 429,197
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 633,082
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,860,487
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,582,976
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 629,629
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 25,125,194
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 10,714,751
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,036,004
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,216,362
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 709,030
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 879,107
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 877,672
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,174,507
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 767,424
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,406,171
c
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,914,194
c
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,929,020
c
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,109,102
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 2,799,446
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 5,721,418
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 7,517,170
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 11,494,422
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,328,981
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 10,452,020
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,945,000 2,058,429
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,569,443
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 125,885
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 129,134
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 867,335
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 794,444
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 755,840
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,101,576
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,337,804
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
10,165,000 10,920,323
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,859,258
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,014,032
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 39,848,176
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,062,083
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,313,113
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,744,741
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,306,692
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,100,850
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 5,755,710
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 14,809,889
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,792,699

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Long Beach Bond Finance Authority, (continued)
Revenue, 2007 A, 5%, 11/15/29 ....................................... $ 17,465,000 $ 18,761,995
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,542,699
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 74,424,523
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 39,031,783
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 10,732,516
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 19,146,609
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,863,582
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 28,160,000 30,408,953
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,785,973
Sales Tax, Revenue, 2019 A, 5%, 7/01/44 ............................... 32,030,000 35,061,982
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,791,256
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,651,634
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 17,365,000 19,787,426
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 1,125,000 1,277,907
Sales Tax, Revenue, 2021 A, 5%, 6/01/23 ............................... 7,000,000 7,141,620
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,751,246
Sales Tax, Revenue, 2021 A, 5%, 6/01/25 ............................... 10,000,000 10,727,083
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,733,159
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,374,068
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,367,304
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 16,128,350
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 63,811,597
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 53,973,669
Power System, Revenue, 2014 E, 5%, 7/01/44 ............................ 34,000,000 35,331,243
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,901,482
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,719,852
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 15,830,933
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,804,384
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 8,256,311
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 17,053,520
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 27,090,000 29,492,515
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 9,948,555
Power System, Revenue, 2019 C, 5%, 7/01/37 ............................ 2,860,000 3,197,934
Power System, Revenue, 2020 A, Refunding, 5%, 7/01/28 ................... 10,000,000 11,385,498
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 13,560,000 15,093,384
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/40 ................... 14,950,000 16,569,909
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/45 ................... 8,500,000 9,287,882
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/50 ................... 40,000,000 43,241,340
Power System, Revenue, 2021 C, 5%, 7/01/40 ............................ 8,020,000 8,984,358
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,756,237
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 5,000,000 5,611,654
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,999,844
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,576,600
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 51,994,105
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 66,212,302
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 72,060,000 77,094,068
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 13,805,000 14,979,865
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 24,170,762
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 10,870,871
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 6,786,968
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 22,791,365
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 8,100,000 9,039,598

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... $ 18,750,000 $ 20,131,596
GO, 2020 C, 4%, 7/01/33 ............................................ 10,820,000 11,502,828
GO, 2020 C, 4%, 7/01/36 ............................................ 7,865,000 8,108,690
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,343,752
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,707,671
GO, A, 4%, 8/01/44 ................................................ 16,090,000 16,111,240
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 10,629,209
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,312,373
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 25,561,759
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,125,991
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 76,064
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 142,053
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 106,263
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 780,537
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,576,467
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 193,366
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 507,823
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 584,957
Metropolitan Water District of Southern California ,
Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............................ 10,000,000 10,736,852
a
Revenue, 2017 C, Mandatory Put, 1.81%, 5/21/24 ......................... 13,000,000 12,961,767
a
Revenue, 2017 D, Refunding, Mandatory Put, 1.81%, 5/21/24 ................ 10,000,000 9,970,601
a
Revenue, 2017 E, Refunding, Mandatory Put, 1.81%, 5/21/24 ................ 13,000,000 12,961,781
Revenue, 2020 A, 5%, 10/01/49 ....................................... 16,665,000 18,437,493
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,207,410
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,098,232
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,642,350
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,214,864
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,256,240
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 7,842,116
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 11,072,024
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 3,830,000 3,925,017
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,556,003
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,164,063
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,906,276
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,065,143
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,550,017
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,656,650
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,236,424
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,466,453
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 49,342,233
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 30,206,540
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 60,624
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/29 ........ 75,000 75,662

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Murrieta Valley Unified School District, (continued)
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/35 ........ $ 120,000 $ 115,022
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 442,191
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 853,905
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 24,578,822
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 10,298,100
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 20,458,072
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,448,626
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,189,289
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,178,281
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 568,609
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 690,807
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,158,481
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,296,102
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,593,510
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 5,672,477
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 3,992,077
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,557,639
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 327,279
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 908,075
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,448,275
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,104,372
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,192,432
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,090,460
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,082,795
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 12,587,462
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,727,540
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 44,055,000 45,546,266
Revenue, 2021, 5%, 10/15/24 ........................................ 20,945,000 22,108,713
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 15,075,030
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,836,631
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,922,158
Palo Alto Unified School District , GO , 2022 , 5% , 8/01/25 ......................
10,975,000 11,796,935
Palomar Community College District ,
GO, 2010 B, Zero Cpn., 8/01/39 ....................................... 69,410,000 74,319,682
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 37,781,053
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 42,059,387
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 69,809,700
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 36,495,977
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,041,093
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,417,530
Panoche Water District, Revenue, 2021 B, 0.932%, 9/01/22 .................. 125,000 125,000
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 121,156
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 118,208
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 120,242
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 354,139
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 365,248
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 374,676

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Panoche Financing Authority, (continued)
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. $ 880,000 $ 740,437
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 955,854
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,510,784
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,131,853
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,783,145
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,939,212
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,974,054
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 1,999,039
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,012,340
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 964,143
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,300,654
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,093,487
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,807,645
GO, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/42 .................... 5,000,000 5,134,833
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,348,865
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,601,589
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 11,005,280
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 29,291,656
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 24,069,807
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,696,454
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,897,340
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 13,201,631
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,881,672
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 7,202,597
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 15,254,446
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 76,072,260
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 52,076,594
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 10,000,000 10,988,989
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 76,805,000 74,381,034
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 30,492,164
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,062,324
Ripon Unified School District ,
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 722,491
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,367,132
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,333,018
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 5,895,433
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 12,015,977
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 13,894,453
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,427,840

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ $ 11,145,000 $ 11,793,088
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,508,491
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,751,930
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,842,076
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,867,539
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 9,095,000 8,556,258
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,447,041
Romoland School District ,
c
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 357,387
c
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 737,825
c
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... 1,000,000 992,355
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,437,924
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,548,503
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,236,709
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 18,378,122
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 25,841,602
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,329,732
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... 2,000,000 2,222,109
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 33,681,676
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 3,480,959
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,764,618
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 2,000,000 2,148,743
Revenue, 2021 I, Refunding, 5%, 8/15/26 ................................ 6,500,000 7,137,405
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 21,814,406
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 31,386,878
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,239,175
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 9,646,034
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,663,579
Revenue, 2021 A, 5%, 7/01/51 ........................................ 7,000,000 7,482,262
Revenue, 2021 B, 5%, 7/01/29 ........................................ 2,150,000 2,354,623
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,490,841
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,515,101
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,748,757
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 26,525,288
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 2,707,590
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 18,020,000 20,507,295
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 10,908,982
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 111,376,110
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 25,614,086
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 53,560,375
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 28,511
GO, F, 5%, 7/01/40 ................................................ 56,510,000 59,851,239
GO, F, 5%, 7/01/45 ................................................ 34,370,000 36,250,585
GO, G, 5%, 7/01/40 ................................................ 13,000,000 13,768,645
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 70,819,478

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco Bay Area Rapid Transit District ,
GO, 2020 C-1, 4%, 8/01/34 .......................................... $ 1,560,000 $ 1,645,394
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 20,767,854
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 17,416,144
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 81,185,000 83,529,144
Revenue, 2016 C, 5%, 5/01/46 ........................................ 53,000,000 55,819,393
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,274,348
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 9,000,000 9,328,100
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,796,300
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 21,590,721
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 81,855,000 83,787,580
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 62,070,000 66,034,312
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 125,345,796
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 32,000,000 33,182,858
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 10,305,000 10,927,809
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 8,000,000 8,286,614
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/36 ................... 5,000,000 5,382,665
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,592,344
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,516,949
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,136,229
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,616,520
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. 875,000 749,889
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 126,914,872
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 171,997,033
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 196,514,810
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 175,324,080
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 175,621,316
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,676,366
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,380,558
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,134,480
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,334,511
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 230,000,000 244,289,026
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 124,831,927
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 191,775,000 179,532,487
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,328,871
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 5,952,926
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 13,575,000 11,776,851
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,107,430
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,297,833
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,569,604
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,587,725
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 20,000,000 21,798,556
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,485,000 15,599,525
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 12,187,516
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 5,000,000

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
$ 17,060,000 $ 16,323,318
Sanger Public Financing Authority ,
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/35 ................. 2,360,000 2,407,050
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/43 ................. 6,155,000 6,277,707
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 9,873,259
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
5,450,000 5,129,575
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 21,187,614
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 931,413
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 732,548
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 430,000 454,020
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 19,883,156
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,528,768
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 18,811,315
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,917,022
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,911,797
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,910,323
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,901,627
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 10,781,179
State of California ,
GO, 5%, 10/01/22 ................................................. 18,500,000 18,542,493
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,407,502
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,564,123
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,168,519
GO, 6%, 5/01/24 .................................................. 1,280,000 1,287,633
GO, NATL Insured, 6%, 8/01/24 ....................................... 500,000 507,554
GO, 5.625%, 9/01/24 ............................................... 255,000 259,198
GO, Refunding, 4%, 10/01/24 ......................................... 17,340,000 17,924,120
GO, 4%, 12/01/24 ................................................. 3,500,000 3,627,453
GO, 5%, 3/01/25 .................................................. 10,000,000 10,643,637
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 110,000 112,031
GO, Refunding, 5%, 4/01/25 ......................................... 10,000,000 10,664,069
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 24,902,171
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,345,846
GO, 5%, 3/01/27 .................................................. 5,000,000 5,313,175
GO, 5%, 4/01/27 .................................................. 4,000,000 4,448,195
GO, Refunding, 5%, 10/01/27 ......................................... 10,000,000 11,231,288
GO, Refunding, 5%, 10/01/28 ......................................... 4,000,000 4,570,708
GO, Refunding, 5%, 11/01/28 ......................................... 5,000,000 5,720,820
GO, Refunding, 5%, 12/01/28 ......................................... 25,945,000 29,723,817
GO, Refunding, 5%, 11/01/29 ......................................... 1,055,000 1,224,930
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,504,423
GO, Refunding, 5%, 11/01/30 ......................................... 14,125,000 16,633,070
GO, 5%, 4/01/33 .................................................. 5,000,000 5,659,737
GO, Refunding, 5%, 3/01/35 ......................................... 50,000,000 56,498,330
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,723,846
GO, Refunding, 4%, 3/01/37 ......................................... 10,000,000 10,301,087
GO, 5%, 10/01/39 ................................................. 15,000,000 15,992,124
GO, 5%, 4/01/43 .................................................. 44,745,000 45,362,405
GO, 5%, 10/01/44 ................................................. 25,000,000 26,104,838

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 8/01/45 .................................................. $ 22,085,000 $ 23,308,849
GO, 5%, 8/01/46 .................................................. 20,000,000 21,282,976
GO, 5%, 10/01/47 ................................................. 81,000,000 85,745,328
GO, 5%, 4/01/49 .................................................. 5,000,000 5,427,304
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 1,065,000 1,073,694
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,108,927
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,011
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,051
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 10,740,369
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,494,136
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 44,808,501
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,607,442
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,321,292
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,897,532
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 6,175,000 6,838,877
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,275,000 1,325,996
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,873,790
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 886,010
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 713,953
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 917,712
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 802,516
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 10,248,098
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/22 ............................. 105,000 105,000
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 218,675
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 240,650
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 284,054
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,038,681
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,600,553
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,383,332
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,375,235
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,652,250
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,392,725
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 368,772
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 774,811
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 3%,
9/01/24 ........................................................ 100,000 99,183
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/25 ........................................................ 115,000 116,960
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/28 ........................................................ 120,000 122,413
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/30 ........................................................ 110,000 110,679

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/36 ........................................................ $ 430,000 $ 417,498
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/41 ........................................................ 665,000 620,861
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/46 ........................................................ 885,000 795,144
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/51 ........................................................ 2,210,000 1,949,570
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,315,000 10,894,505
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 9,080,000 9,557,591
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,589,009
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,249,952
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,481,161
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,085,251
Turlock Irrigation District ,
Revenue, 2019, Refunding, 5%, 1/01/44 ................................. 9,060,000 9,866,642
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,326,971
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,042,505
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,483,925
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 3,835,634
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,894,696
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,063,656
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,227,277
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 24,253,266
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 26,666,272
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,739,760
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,123,262
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,703,435
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 78,146,786
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,743,972
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 32,634,288
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 21,566,912
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 10,745,745
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,512,132
c
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 250,000,000 275,708,425
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 241,797
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 147,895
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 226,744
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 20,691,370
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,202,125
GO, 2015 B, Pre-Refunded, BAM Insured, 5%, 8/01/44 ..................... 15,000,000 16,114,593
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,393,456
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 6,021,893

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... $ 3,370,000 $ 3,407,403
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,203,601
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,357,319
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,188,024
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,354,803
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,223,041
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,152,472
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,464,832
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,096,754
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,160,992
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,865,662
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,457,233
13,950,845,467
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 25,413,324
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 83,000,000 82,441,111
107,854,435
U.S. Territories 1.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,382,139
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... 2,445,000 2,243,166
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,197,853
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,120,405
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,121,051
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,085,546
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,862,279
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 8,345,293
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 2,030,239
24,387,971
Puerto Rico 0.8%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,307,027
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,287,277
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 16,250,000
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 42,375,000
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 9,774,375
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,009,770
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
15,000,000 14,551,602
111,555,051
Total U.S. Territories .................................................................... 135,943,022
Total Municipal Bonds (Cost $13,797,100,165) ..................................
14,194,642,924
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 48 .
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
California 0.8%
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.77% , 10/01/41 .................................. $ 9,300,000 $ 9,300,000
f
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.94% , 4/01/36 .......... 11,700,000 11,700,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.95% , 7/01/36 ........................... 52,890,000 52,890,000
f
University of California ,
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.8%, 5/15/48 ........... 2,000,000 2,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.85%, 5/15/48 .......... 30,400,000 30,400,000
106,290,000
Total Municipal Bonds (Cost $106,290,000) .....................................
106,290,000
Total Short Term Investments (Cost $106,290,000 ) ...............................
106,290,000
a
Total Investments (Cost $13,903,390,165) 101.6% ...............................
$14,300,932,924
Other Assets, less Liabilities (1.6)% ...........................................
(216,343,616)
Net Assets 100.0% ...........................................................
$14,084,589,308
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $950,970,202, representing 6.8% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $13,903,390,165
Value - Unaffiliated issuers .................................................................. $14,300,932,924
Cash .................................................................................... 40,909,942
Receivables:
Investment securities sold ................................................................... 16,148,107
Capital shares sold ........................................................................ 9,704,017
Interest ................................................................................. 128,732,276
Total assets .......................................................................... 14,496,427,266
Liabilities:
Payables:
Investment securities purchased .............................................................. 358,153,654
Capital shares redeemed ................................................................... 39,397,631
Management fees ......................................................................... 5,304,688
Distribution fees .......................................................................... 1,548,267
Transfer agent fees ........................................................................ 1,501,736
Distributions to shareholders ................................................................. 5,291,511
Accrued expenses and other liabilities ........................................................... 640,471
Total liabilities ......................................................................... 411,837,958
Net assets, at value ................................................................. $14,084,589,308
Net assets consist of:
Paid-in capital ............................................................................. $14,584,125,602
Total distributable earnings (losses) ............................................................. (499,536,294)
Net assets, at value ................................................................. $14,084,589,308

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,193,274,591
Shares outstanding ........................................................................ 321,681,863
Net asset value per share
a
.................................................................. $6.82
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.09
Class A1:
Net assets, at value ....................................................................... $8,738,701,996
Shares outstanding ........................................................................ 1,283,521,996
Net asset value per share
a
.................................................................. $6.81
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.08
Class C:
Net assets, at value ....................................................................... $570,977,321
Shares outstanding ........................................................................ 84,033,800
Net asset value and maximum offering price per share
a
............................................. $6.79
Class R6:
Net assets, at value ....................................................................... $284,784,122
Shares outstanding ........................................................................ 41,880,509
Net asset value and maximum offering price per share ............................................. $6.80
Advisor Class:
Net assets, at value ....................................................................... $2,296,851,278
Shares outstanding ........................................................................ 337,957,899
Net asset value and maximum offering price per share ............................................. $6.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $247,568
Interest:
Unaffiliated issuers ........................................................................ 285,040,769
Total investment income ................................................................... 285,288,337
Expenses:
Management fees (Note 3 a ) ................................................................... 32,396,454
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,779,320
    Class A1 ............................................................................... 4,572,368
    Class C ................................................................................ 2,053,844
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 699,826
    Class A1 ............................................................................... 2,931,371
    Class C ................................................................................ 198,173
    Class R6 ............................................................................... 38,489
    Advisor Class ............................................................................ 753,262
Custodian fees (Note 4 ) ...................................................................... 48,107
Reports to shareholders fees .................................................................. 105,227
Registration and filing fees .................................................................... 79,088
Professional fees ........................................................................... 93,769
Trustees' fees and expenses .................................................................. 74,376
Other .................................................................................... 1,061,434
Total expenses ......................................................................... 47,885,108
Expense reductions (Note 4 ) ............................................................... (69,548)
Net expenses ......................................................................... 47,815,560
Net investment income ................................................................ 237,472,777
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (162,713,339)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,186,900,457)
Net realized and unrealized gain (loss) ............................................................ (1,349,613,796)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,112,141,019)

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California Tax-Free Income Fund
Six Months Ended
August 31, 2022
(unaudited)
Year Ended
February 28, 2022
a
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $237,472,777 $416,241,993 $490,235,889
Net realized gain (loss) .............................. (162,713,339) 127,429,234 22,797,752
Net change in unrealized appreciation (depreciation) ........ (1,186,900,457) (745,776,220) 421,902,497
Net increase (decrease) in net assets resulting from
operations ................................... (1,112,141,019) (202,104,993) 934,936,138
Distributions to shareholders:
Class A .......................................... (32,995,792) (53,499,461) (48,518,935)
Class A1 ......................................... (145,661,434) (260,995,462) (328,240,709)
Class C .......................................... (8,129,817) (16,830,244) (25,424,832)
Class R6 ......................................... (5,012,898) (8,375,467) (6,958,278)
Advisor Class ..................................... (38,655,558) (65,985,188) (70,956,814)
Total distributions to shareholders ....................... (230,455,499) (405,685,822) (480,099,568)
Capital share transactions: (Note 2 )
Class A .......................................... (19,560,749) 434,390,342 639,600,509
Class A1 ......................................... (625,011,698) (508,292,749) (679,834,875)
Class C .......................................... (94,710,260) (269,980,029) (132,618,274)
Class R6 ......................................... (31,115,948) 78,785,563 90,043,567
Advisor Class ..................................... (104,984,767) 218,813,972 548,024,489
Total capital share transactions ......................... (875,383,422) (46,282,901) 465,215,416
Net increase (decrease) in net assets ................ (2,217,979,940) (654,073,716) 920,051,986
Net assets:
Beginning of period .................................. 16,302,569,248 16,956,642,964 16,036,590,978
End of period ....................................... $14,084,589,308 $16,302,569,248 $16,956,642,964
a
For the period April 1, 2021 to February 28, 2022.

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
A1, Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Subsequent to March 31, 2021, the Fund’s fiscal year end
changed to February 28.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2022, the Fund has determined that no tax liability is required in its financial

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
August 31, 2022
Shares Amount
Class A Shares:
Shares sold
a
................................... 49,910,210 $347,751,343
Shares issued in reinvestment of distributions .......... 4,289,997 29,867,670
Shares redeemed ............................... (56,757,788) (397,179,762)
Net increase (decrease) .......................... (2,557,581) $(19,560,749)
Class A1 Shares:
Shares sold ................................... 18,669,670 $130,130,352
Shares issued in reinvestment of distributions .......... 17,538,111 121,958,907
Shares redeemed ............................... (125,915,553) (877,100,957)
Net increase (decrease) .......................... (89,707,772) $(625,011,698)
Class C Shares:
Shares sold ................................... 3,444,877 $23,949,778
Shares issued in reinvestment of distributions .......... 1,119,404 7,770,444
Shares redeemed
a
.............................. (18,127,536) (126,430,482)
Net increase (decrease) .......................... (13,563,255) $(94,710,260)
Class R6 Shares:
Shares sold ................................... 16,051,109 $114,032,058
Shares issued in reinvestment of distributions .......... 703,636 4,886,848
Shares redeemed ............................... (21,374,246) (150,034,854)
Net increase (decrease) .......................... (4,619,501) $(31,115,948)
Advisor Class Shares:
Shares sold ................................... 163,972,993 $1,139,713,761
Shares issued in reinvestment of distributions .......... 4,965,649 34,479,096
Shares redeemed ............................... (184,235,392) (1,279,177,624)
Net increase (decrease) .......................... (15,296,750) $(104,984,767)
Year Ended
February 28, 2022
b
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 102,849,999 $800,681,168 116,764,837 $900,106,033
Shares issued in reinvestment of distributions .......... 6,232,164 48,151,934 5,649,675 43,540,099
Shares redeemed ............................... (53,757,023) (414,442,760) (39,521,104) (304,045,623)
Net increase (decrease) .......................... 55,325,140 $434,390,342 82,893,408 $639,600,509

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 27,965,848 $216,900,382 38,448,447 $295,862,358
Shares issued in reinvestment of distributions .......... 28,376,063 219,117,806 35,578,222 273,460,524
Shares redeemed ............................... (122,160,097) (944,310,937) (163,644,176) (1,249,157,757)
Net increase (decrease) .......................... (65,818,186) $(508,292,749) (89,617,507) $(679,834,875)
Class C Shares:
Shares sold ................................... 8,856,498 $68,689,312 21,886,128 $168,140,968
Shares issued in reinvestment of distributions .......... 2,081,718 16,060,375 3,102,271 23,791,412
Shares redeemed
a
.............................. (45,808,242) (354,729,716) (42,202,150) (324,550,654)
Net increase (decrease) .......................... (34,870,026) $(269,980,029) (17,213,751) $(132,618,274)
Class R6 Shares:
Shares sold ................................... 27,701,071 $212,525,404 18,408,171 $141,741,350
Shares issued in reinvestment of distributions .......... 1,060,271 8,169,377 897,010 6,895,210
Shares redeemed ............................... (18,788,650) (141,909,218) (7,653,152) (58,592,993)
Net increase (decrease) .......................... 9,972,692 $78,785,563 11,652,029 $90,043,567
Advisor Class Shares:
Shares sold ................................... 89,585,752 $690,000,973 129,992,816 $988,998,367
Shares issued in reinvestment of distributions .......... 7,531,931 58,048,798 8,037,135 61,706,862
Shares redeemed ............................... (68,827,137) (529,235,799) (65,656,687) (502,680,740)
Net increase (decrease) .......................... 28,290,546 $218,813,972 72,373,264 $548,024,489
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period April 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2022, the annualized gross effective investment management fee rate was 0.435% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2022, the Fund paid transfer agent fees of $4,621,121, of which $1,929,386 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2022, these purchases and sales transactions aggregated $302,896,712 and $417,112,268, respectively, with net realized losses of
$2,153,260.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $32,062
CDSC retained .............................................................................. $390,358
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
At August 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2022, aggregated
$3,289,480,614 and $3,333,424,611, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2022, the aggregate value of these securities was $68,399,375, representing 0.5% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $454,562,454
Long term ................................................................................ 306,754,989
Total capital loss carryforwards ............................................................... $761,317,443
Cost of investments .......................................................................... $13,898,923,720
Unrealized appreciation ........................................................................ $852,844,734
Unrealized depreciation ........................................................................ (450,835,530)
Net unrealized appreciation (depreciation) .......................................................... $402,009,204

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2022, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin California Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 S 10/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 28, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 28, 2022